Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and short-term securities	$ 26,167	$ 20,300
Debt securities	218,724	198,122
Public equities	23,722	22,851
Mortgages	50,207	49,376
Private placements	40,756	37,979
Policy loans	6,398	6,471
Loans to bank clients	1,976	1,740
Real estate	12,832	12,928
Other invested assets	30,195	28,760
Total invested assets (note 3)	410,977	378,527
Other assets
Accrued investment income	2,523	2,416
Outstanding premiums	1,444	1,385
Derivatives (note 4)	27,793	19,449
Reinsurance assets (notes 6 and 7)	45,836	41,446
Deferred tax assets (note 16)	4,842	4,574
Goodwill and intangible assets (note 5)	9,929	9,975
Miscellaneous	9,569	8,250
Total other assets	101,936	87,495
Segregated funds net assets (note 22)	367,436	343,108
Total assets	880,349	809,130
Liabilities
Insurance contract liabilities (note 6)	385,554	351,161
Investment contract liabilities (note 7)	3,288	3,104
Deposits from bank clients	20,889	21,488
Derivatives (note 4)	14,962	10,284
Deferred tax liabilities (note 16)	2,614	1,972
Other liabilities	18,607	16,244
Financial liabilities	445,914	404,253
Long-term debt (note 9)	6,164	4,543
Capital instruments (note 10)	7,829	7,120
Segregated funds net liabilities (note 22)	367,436	343,108
Total liabilities	827,343	759,024
Equity
Contributed surplus	261	254
Shareholders' retained earnings	18,887	15,488
Shareholders' accumulated other comprehensive income (loss):
Pension and other post-employment plans	(313)	(350)
Available-for-sale securities	1,838	1,511
Cash flow hedges	(229)	(143)
Real estate revaluation reserve	34	31
Translation of foreign operations	4,993	5,398
Total shareholders' equity	52,335	49,138
Participating policyholders' equity	(784)	(243)
Non-controlling interests	1,455	1,211
Total equity	53,006	50,106
Total liabilities and equity	880,349	809,130
Preferred shares [Member]
Equity
Issued shares (note 11)	3,822	3,822
Shareholders' accumulated other comprehensive income (loss):
Total equity	3,822	3,822
Common shares [Member]
Equity
Issued shares (note 11)	23,042	23,127
Shareholders' accumulated other comprehensive income (loss):
Total equity	$ 23,042	$ 23,127